19. Share-based Compensation (Details - Options by Exercise Price) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Exercisable | shares	37,450
Aggregate Intrinsic Value (in Dollars) | $	$ 49
$40 - $117 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 40
Upper exercise price per share (in dollars per share)	$ 117
Shares Exercisable | shares	14,600
Weighted average remaining contractual life	5 years 4 months 17 days
Weighted average exercise price	$ 62.03
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$2 - $39 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 2
Upper exercise price per share (in dollars per share)	$ 39
Shares Exercisable | shares	18,100
Weighted average remaining contractual life	5 years 11 months 1 day
Weighted average exercise price	$ 15.03
Aggregate Intrinsic Value (in Dollars) | $	$ 28
$1-$2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 1
Upper exercise price per share (in dollars per share)	$ 2
Shares Exercisable | shares	3,750
Weighted average remaining contractual life	9 years 2 months 30 days
Weighted average exercise price	$ 2.24
Aggregate Intrinsic Value (in Dollars) | $	$ 21
$118-$172 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 118
Upper exercise price per share (in dollars per share)	$ 172
Shares Exercisable | shares	1,000
Weighted average remaining contractual life	4 years 1 month 13 days
Weighted average exercise price	$ 172.00
Aggregate Intrinsic Value (in Dollars) | $	$ 0